Intangible assets - Goodwill allocation (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill allocation
Goodwill	£ 1,620	£ 1,482	£ 1,628
Addition to goodwill	149	9
Shareholder-backed
Goodwill allocation
Goodwill	1,459	1,458
Shareholder-backed | M&G
Goodwill allocation
Goodwill	1,153	1,153
Shareholder-backed | Other
Goodwill allocation
Goodwill	306	305
With-profits
Goodwill allocation
Goodwill	161	24
Addition to goodwill	149
With-profits | Venture funds investments
Goodwill allocation
Goodwill	161	£ 24
With-profits | PAC with-profits fund
Goodwill allocation
Addition to goodwill	£ 149